PARENT COMPANY (Condensed Statement of Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
INCOME
Interest on loans									$ 2,721	$ 2,324	$ 1,640
Total income	$ 2,097	$ 1,958	$ 1,814	$ 1,777	$ 1,789	$ 1,764	$ 1,622	$ 1,637	7,646	6,812	6,378
OTHER OPERATING EXPENSE	993	896	916	934	947	939	944	943	3,739	3,773	3,706
Income before income taxes	621	689	591	584	602	533	486	503	2,485	2,124	2,005
Income tax benefit	203	263	196	186	210	204	193	192	848	799	658
NET INCOME	$ 418	$ 426	$ 395	$ 398	$ 392	$ 329	$ 293	$ 311	1,637	1,325	1,347
Parent Company [Member]
INCOME
Interest on loans									55	48	40
Interest on investment and mortgage-backed securities										3
Dividend from subsidiary									1,300	1,200	1,225
Interest-earning deposits with subsidiary bank									2	1	1
Total income									1,357	1,252	1,266
OTHER OPERATING EXPENSE									121	125	123
Income (loss) before equity in undistributed earnings of subsidiary									1,236	1,127	1,143
Equity in undistributed earnings of subsidiary									344	170	173
Income before income taxes									1,580	1,297	1,316
Income tax benefit									(57)	(28)	(31)
NET INCOME									$ 1,637	$ 1,325	$ 1,347